Document and Entity Information	12 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DEERE & CO
Entity Central Index Key	0000315189
Amendment Flag	false
John Deere Tax Deferred Savings Plan for Wage Employees
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false